Summarized financial position and profit or loss of ANN (Details) (Parenthetical) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Depreciation expense	₨ 14,307	₨ 14,752	₨ 33,893
Adventure and nature network private limited [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Depreciation expense		₨ 86	₨ 1,663
Joint ventures [member]
IfrsStatementLineItems [Line Items]
Advanced loan amount	57,200	56,200
Loan outstanding impairment of interest	73,719	72,719
[custom:ExpectedCreditLoss-0]	1,000
Receivables due from joint ventures	₨ 73,719	₨ 72,719